Major Customers (Details Narrative) - Sales [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Concentration percentage		56.00%
One Customer [Member]
Concentration percentage	11.00%
First Customer [Member]
Concentration percentage		16.00%
Second Customer [Member]
Concentration percentage		15.00%
Third Customer [Member]
Concentration percentage		12.00%
Fourth Customer [Member]
Concentration percentage		12.00%